Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Provision for doubtful accounts	¥ 2,973	$ 456	¥ 24,807	¥ 10,099
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Increase decrease in Measurement of Credit Losses on Financial Instruments	¥ 9,053,000	$ 1,387,000